Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by the Dodd-Frank Act and Item 402(v) of Regulation S-K, the Pay versus Performance disclosure that follows provides information about the relationship between Compensation Actually Paid (“CAP”), to our Principal Executive Officer (“PEO”), and Non-PEO NEOs and certain financial performance measures of the Company. See the Compensation Discussion and Analysis within this Proxy Statement for further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance.

Year	Summary Compensation Table Total for PEO (Blanchard) (a)	Compensation Actually Paid to PEO (Blanchard) (a)	Average Summary Compensation Table Total for non-PEO NEOs (c)	Average Compensation Actually Paid to non-PEO NEOs (c)	Value of Initial Fixed $100 Investment Based on:		Net Income ($mm) (e)	Revenue ($mm) (e)
					Total Shareholder Return (d)	Peer Total Shareholder Return (d)
2025	$4,887,318	$2,079,097	$1,339,923	$645,195	$21	$120	($11)	$113
2024	$5,103,466	$2,531,827	$1,805,308	$850,008	$36	$91	($56)	$120
2023	$4,459,800	$1,870,227	$1,405,306	$877,307	$50	$92	($83)	$167
2022	$5,940,722	$3,599,763	$1,739,011	$1,406,419	$65	$89	($15)	$156
2021	$4,202,608	$1,818,313	$1,234,846	$1,051,797	$79	$99	$4	$148

(a)
NEOs in 2025 include Messrs. Colleran, Griffin and McLeod and Ms. Nunes. Ms. Nunes separated from service with the Company in May 2025. Mr. Levitz resigned from his role as the Company's EVP, CFO and Treasurer in June 2024 and separated from service with the Company on December 31, 2024. Mr. Griffin joined the Company as EVP, CFO and Treasurer in June 2024. NEOs in 2023 and 2024 include Messrs. Levitz and Colleran and Ms. Nunes. NEOs in 2022 include Messrs. Levitz and Colleran. NEOs in 2021 include Messrs. Levitz, Colleran, Thomas Finnerty and James Loerop. Mr. Loerop, the Company’s EVP, Business Development and Strategic Planning, resigned in January 2022. Mr. Finnerty, the Company’s EVP, Human Resources, retired in March 2022. Ms. Nunes joined the company in September 2021 and was named SVP and Chief Operations Officer in June 2023.

(b)	Shareholder return is based on $100 investment at the beginning of 2021. Peer shareholder return is based on the NASDAQ Biotechnology Index.
(c)
Net Income and Revenue are as reported in the Company's Annual Report on Form 10-K. The company's net income and revenue include the results of discontinued operations resulting from sale of the Company's subsidiary, Arthrosurface Incorporated, in October 2024, and the divestiture of the Company's subsidiary, Parcus Medical, LLC in March 2025. For more information regarding the results from discontinued operations, see Note 3 of Notes to Consolidated Financial Statements in the Company's Annual Report on Form 10-K for the year ended December 31, 2025.

The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO NEO each year.

	PEO (Blanchard)					Average NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
SCT Total Compensation	$4,887,318	$5,103,466	$4,459,800	$5,940,722	$4,202,608	$1,339,923	$1,805,308	$1,405,306	$1,739,011	$1,234,846
SUBTRACT Grant Fair Value of Equity Awards Made During Current Year(a)	($3,476,669)	($3,833,108)	($3,124,444)	($4,630,341)	($2,942,637)	($721,678)	($1,169,352)	($719,959)	($1,051,440)	($658,333)
ADD Year End Fair Value of Equity Awards Made During Current Year(b)	$1,687,277	$2,096,033	$2,457,454	$5,294,178	$3,254,974	$309,115	$482,698	$568,766	$1,205,238	$728,209
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(c)	($965,017)	($1,148,160)	($1,421,814)	($1,016,462)	($2,470,476)	($175,528)	($95,541)	($252,244)	($274,828)	($189,171)
ADD Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year(d)	($53,812)	$313,596	($500,768)	($1,988,334)	($226,155)	($39,249)	$44,901	($124,563)	($211,562)	($63,754)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year(e)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year(f)	$0	$0	$0	$0	$0	($67,389)	($218,005)	$0	$0	$0
Total Adjustments Related to Equity Awards	($2,808,221)	($2,571,639)	($2,589,573)	($2,340,959)	($2,384,295)	($694,728)	($955,299)	($527,999)	($332,592)	($183,048)
Compensation Actually Paid Total	$2,079,097	$2,531,827	$1,870,227	$3,599,763	$1,818,313	$645,195	$850,008	$877,307	$1,406,419	$1,051,797

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value since prior year-end of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)	Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(a)
NEOs in 2025 include Messrs. Colleran, Griffin and McLeod and Ms. Nunes. Ms. Nunes separated from service with the Company in May 2025. Mr. Levitz resigned from his role as the Company's EVP, CFO and Treasurer in June 2024 and separated from service with the Company on December 31, 2024. Mr. Griffin joined the Company as EVP, CFO and Treasurer in June 2024. NEOs in 2023 and 2024 include Messrs. Levitz and Colleran and Ms. Nunes. NEOs in 2022 include Messrs. Levitz and Colleran. NEOs in 2021 include Messrs. Levitz, Colleran, Thomas Finnerty and James Loerop. Mr. Loerop, the Company’s EVP, Business Development and Strategic Planning, resigned in January 2022. Mr. Finnerty, the Company’s EVP, Human Resources, retired in March 2022. Ms. Nunes joined the company in September 2021 and was named SVP and Chief Operations Officer in June 2023.

Peer Group Issuers, Footnote
(b)	Shareholder return is based on $100 investment at the beginning of 2021. Peer shareholder return is based on the NASDAQ Biotechnology Index.

PEO Total Compensation Amount	$ 4,887,318	$ 5,103,466	$ 4,459,800	$ 5,940,722	$ 4,202,608
PEO Actually Paid Compensation Amount	$ 2,079,097	2,531,827	1,870,227	3,599,763	1,818,313
Adjustment To PEO Compensation, Footnote
The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO NEO each year.

	PEO (Blanchard)					Average NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
SCT Total Compensation	$4,887,318	$5,103,466	$4,459,800	$5,940,722	$4,202,608	$1,339,923	$1,805,308	$1,405,306	$1,739,011	$1,234,846
SUBTRACT Grant Fair Value of Equity Awards Made During Current Year(a)	($3,476,669)	($3,833,108)	($3,124,444)	($4,630,341)	($2,942,637)	($721,678)	($1,169,352)	($719,959)	($1,051,440)	($658,333)
ADD Year End Fair Value of Equity Awards Made During Current Year(b)	$1,687,277	$2,096,033	$2,457,454	$5,294,178	$3,254,974	$309,115	$482,698	$568,766	$1,205,238	$728,209
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(c)	($965,017)	($1,148,160)	($1,421,814)	($1,016,462)	($2,470,476)	($175,528)	($95,541)	($252,244)	($274,828)	($189,171)
ADD Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year(d)	($53,812)	$313,596	($500,768)	($1,988,334)	($226,155)	($39,249)	$44,901	($124,563)	($211,562)	($63,754)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year(e)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year(f)	$0	$0	$0	$0	$0	($67,389)	($218,005)	$0	$0	$0
Total Adjustments Related to Equity Awards	($2,808,221)	($2,571,639)	($2,589,573)	($2,340,959)	($2,384,295)	($694,728)	($955,299)	($527,999)	($332,592)	($183,048)
Compensation Actually Paid Total	$2,079,097	$2,531,827	$1,870,227	$3,599,763	$1,818,313	$645,195	$850,008	$877,307	$1,406,419	$1,051,797

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value since prior year-end of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)	Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted.

Non-PEO NEO Average Total Compensation Amount	$ 1,339,923	1,805,308	1,405,306	1,739,011	1,234,846
Non-PEO NEO Average Compensation Actually Paid Amount	$ 645,195	850,008	877,307	1,406,419	1,051,797
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO NEO each year.

	PEO (Blanchard)					Average NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
SCT Total Compensation	$4,887,318	$5,103,466	$4,459,800	$5,940,722	$4,202,608	$1,339,923	$1,805,308	$1,405,306	$1,739,011	$1,234,846
SUBTRACT Grant Fair Value of Equity Awards Made During Current Year(a)	($3,476,669)	($3,833,108)	($3,124,444)	($4,630,341)	($2,942,637)	($721,678)	($1,169,352)	($719,959)	($1,051,440)	($658,333)
ADD Year End Fair Value of Equity Awards Made During Current Year(b)	$1,687,277	$2,096,033	$2,457,454	$5,294,178	$3,254,974	$309,115	$482,698	$568,766	$1,205,238	$728,209
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(c)	($965,017)	($1,148,160)	($1,421,814)	($1,016,462)	($2,470,476)	($175,528)	($95,541)	($252,244)	($274,828)	($189,171)
ADD Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year(d)	($53,812)	$313,596	($500,768)	($1,988,334)	($226,155)	($39,249)	$44,901	($124,563)	($211,562)	($63,754)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year(e)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year(f)	$0	$0	$0	$0	$0	($67,389)	($218,005)	$0	$0	$0
Total Adjustments Related to Equity Awards	($2,808,221)	($2,571,639)	($2,589,573)	($2,340,959)	($2,384,295)	($694,728)	($955,299)	($527,999)	($332,592)	($183,048)
Compensation Actually Paid Total	$2,079,097	$2,531,827	$1,870,227	$3,599,763	$1,818,313	$645,195	$850,008	$877,307	$1,406,419	$1,051,797

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value since prior year-end of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)	Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted.

Equity Valuation Assumption Difference, Footnote
The table below summarizes the option fair values and related assumptions used to calculate NEO CAP for fiscal year 2025.

Valuation Purpose for PVP	ANIK Stock Price	ANIK Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-Free Rate	Dividend Yield	Option Fair Value
Year-end 2024	$16.46	$27.98 – $29.60	3.41 – 5.73	42.00%	4.29% – 4.42%	0%	$2.92 – $4.72
2025 Vesting	$11.59 – $16.27	$27.98 – $29.60	3.16 – 6.00	41.50% – 46.90%	3.81% – 4.70%	0%	$2.47 – $4.19
Year-end 2025	$9.61	$27.98 – $29.60	4.47 – 6.00	44.90%	3.68% – 4.13%	0%	$1.12 – $4.19

Compensation Actually Paid vs. Total Shareholder Return	The chart below shows CAP for each year along with investment values based on total shareholder return for both the Company and the Nasdaq Biotechnology Index.
Compensation Actually Paid vs. Net Income	The chart below shows CAP for each year along with Company net income for each year.
Compensation Actually Paid vs. Company Selected Measure	The chart below shows CAP for each year along with Company revenues for each year.
Total Shareholder Return Vs Peer Group	The chart below shows CAP for each year along with investment values based on total shareholder return for both the Company and the Nasdaq Biotechnology Index.
Tabular List, Table
The following table sets forth what we consider to be the most important financial performance measures in how CAP was linked to Company performance during 2025.
Key Financial Measures
Revenue
Adjusted Net Income
Adjusted EBITDA
Adjusted net income and Adjusted EBITDA are non-GAAP financial measures. Please refer to the detailed definitions of these key financial measures, and the reconciliations of these measures to the most directly comparable financial measures calculated and presented in accordance with GAAP, in our Annual Report on Form 10-K as filed with the Securities and Exchange Commission at www.sec.gov.

Total Shareholder Return Amount	$ 21	36	50	65	79
Peer Group Total Shareholder Return Amount	120	91	92	89	99
Net Income (Loss)	$ (11,000,000)	$ (56,000,000)	$ (83,000,000)	$ (15,000,000)	$ 4,000,000
Company Selected Measure Amount	113,000,000	120,000,000	167,000,000	156,000,000	148,000,000
Additional 402(v) Disclosure
Net Income and Revenue are as reported in the Company’s Annual Report on Form 10-K. Revenue for the years ended December 31, 2025, 2024, 2023 and 2022 include revenue from continuing operations and excludes revenue from discontinued operations relating to the sale of the Company’s subsidiary, Arthrosurface Incorporated, in October 2024, and the divestiture of the Company’s subsidiary, Parcus Medical, LLC in March 2025. More information regarding revenue from discontinued operations is listed in Note 3 of Notes to Consolidated Financial Statements in the Company's Annual Report on Form 10-K for the year ended December 31, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description
Adjusted net income and Adjusted EBITDA are non-GAAP financial measures. Please refer to the detailed definitions of these key financial measures, and the reconciliations of these measures to the most directly comparable financial measures calculated and presented in accordance with GAAP, in our Annual Report on Form 10-K as filed with the Securities and Exchange Commission at www.sec.gov.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
Adjusted net income and Adjusted EBITDA are non-GAAP financial measures. Please refer to the detailed definitions of these key financial measures, and the reconciliations of these measures to the most directly comparable financial measures calculated and presented in accordance with GAAP, in our Annual Report on Form 10-K as filed with the Securities and Exchange Commission at www.sec.gov.

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,808,221)	$ (2,571,639)	$ (2,589,573)	$ (2,340,959)	$ (2,384,295)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,476,669)	(3,833,108)	(3,124,444)	(4,630,341)	(2,942,637)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,687,277	2,096,033	2,457,454	5,294,178	3,254,974
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(965,017)	(1,148,160)	(1,421,814)	(1,016,462)	(2,470,476)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,812)	313,596	(500,768)	(1,988,334)	(226,155)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(694,728)	(955,299)	(527,999)	(332,592)	(183,048)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(721,678)	(1,169,352)	(719,959)	(1,051,440)	(658,333)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,115	482,698	568,766	1,205,238	728,209
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,528)	(95,541)	(252,244)	(274,828)	(189,171)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,249)	44,901	(124,563)	(211,562)	(63,754)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (67,389)	$ (218,005)	$ 0	$ 0	$ 0